other long-term assets - Summary (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
other long-term assets
Pension assets	$ 503	$ 156	$ 358
Costs incurred to obtain or fulfill a contract with a customer	110	107	93
Portfolio investments	70	41	62
Prepaid maintenance	55	57	62
Real estate joint venture advances	69	47	21
Real estate joint ventures	5	15	30
Derivative assets	54	6	6
Other	120	99	101
Total	$ 986	$ 528	$ 733